BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS [Abstract]
Fixed maturities available for sale, at fair value	$ 713	$ 2,026
Mortgage loans on real estate	28	45
Policy Loans	142	137
Other invested assets	84	71
Total investments	967	2,279
Cash and cash equivalents At Carrying Value	139	151
Amounts due from reinsurers	1,304	158
Deferred policy acquisition costs	218	218
Value of business acquired	18	103
Deferred cost of reinsurance	91	0
Other assets	22	39
Separate Account Assets	1,839	1,640
Total Assets	4,598	4,588
LIABILITIES [Abstract]
Policyholders' account balances	1,777	1,615
Current and deferred income taxes	83	143
Future policy benefits and other policyholders liabilities	323	397
Other liabilities	82	52
Separate Accounts' liabilities	1,839	1,640
Total Liabilities	4,104	3,847
Commitments and contingent liabilities	0	0
SHAREHOLDER'S EQUITY [Abstract]
Common stock, $1.0 par value, 5.0 million shares authorized, 2.5 million shares issued and outstanding	2	2
Capital in excess of par value	315	516
Retained earnings	169	141
Accumulated other comprehensive income (loss)	8	82
Total Shareholder's Equity	494	741
Total Liabilities and Shareholder's Equity	$ 4,598	$ 4,588